Revenue - Narrative (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	60.00%	99.00%
Customer B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	37.00%